The Community Development Fund	March 31, 2020
(Unaudited)
SCHEDULE OF INVESTMENTS

Description	Face Amount	Market Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 56.3%
FHLMC Multifamily - 9.8%
Pool WN0011, 3.38%, 04/01/2030	$775,034	$880,561
Pool WA0500, 3.48%, 03/01/2047	2,502,067	2,879,007
Pool WA3207, 3.60%, 04/01/2030	2,216,215	2,545,871
		6,305,439

FHLMC Single Family - 5.3%
Pool Q41874, 3.00%, 07/01/2046	1,512,233	1,596,889
Pool RA1853, 3.00%, 12/01/2049	1,727,801	1,811,275
		3,408,164

FNMA Multifamily - 11.4%
Pool AM0126, 2.68%, 08/01/2022	1,483,653	1,530,280
Pool AN6185, 2.93%, 07/01/2024	1,315,851	1,410,493
Pool AN5657, 3.30%, 07/01/2032	373,718	424,170
Pool AM5986, 3.44%, 06/01/2026	1,087,911	1,216,331
Pool 469683, 3.54%, 11/01/2021	1,067,693	1,095,783
Pool AM5197, 4.20%, 01/01/2030	1,419,334	1,696,665
		7,373,722

FNMA Single Family - 25.1%
Pool 30YR TBA, 3.00%, 04/01/2043	2,180,000	2,285,338
Pool AS7484, 3.00%, 06/01/2046	939,086	990,000
Pool BC0962, 3.00%, 06/01/2046	1,446,057	1,527,704
Pool AS7476, 3.00%, 07/01/2046	485,808	510,981
Pool AS7647, 3.00%, 07/01/2046	783,882	825,190
Pool AS7653, 3.00%, 07/01/2046	1,502,507	1,583,026
Pool AS8262, 3.00%, 10/01/2046	814,360	858,303
Pool AS8465, 3.00%, 12/01/2046	797,146	840,473
Pool CA4927, 3.00%, 01/01/2050	885,014	930,228
Pool AS8734, 3.50%, 01/01/2047	1,026,535	1,091,193
Pool AS9369, 3.50%, 03/01/2047	934,643	997,393
Pool AS9360, 3.50%, 04/01/2047	950,413	1,009,319
Pool CA0819, 3.50%, 11/01/2047	958,108	1,016,051
Pool CA1158, 3.50%, 02/01/2048	1,106,074	1,184,967
Pool CA1985, 4.00%, 06/01/2048	539,820	583,175
		16,233,341

GNMA Single Family - 4.7%
Pool G2 AT5238, 3.00%, 06/20/2046	529,107	558,864
Pool G2 AU1724, 3.00%, 06/20/2046	525,088	556,671
Pool G2 AU1835, 3.00%, 08/20/2046	428,123	453,155
Pool G2 AS5883, 3.50%, 06/20/2046	524,032	555,227
Pool G2 AU1762, 3.50%, 07/20/2046	876,264	929,997
		3,053,914

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(COST $34,703,909)		36,374,580

MORTGAGE-BACKED SECURITIES - 38.0%
FHLMC Multifamily Structured Pass-Through Certificates
0.52%, 08/25/2022 (a)(b)	5,632,062	49,814
0.70%, 01/25/2023 (a)(b)	1,662,107	27,181
0.82%, 09/25/2022 (a)(b)	1,793,244	31,028
1.74%, VAR ICE LIBOR USD 1 Month+0.220% 05/25/2025	1,080,627	1,067,615
2.86%, 10/25/2034	2,300,000	2,603,893
3.13%, 10/25/2028	3,235,355	3,559,741
3.69%, 01/25/2029	1,000,000	1,174,036
FREMF Mortgage Trust
4.42%, 12/25/2048 (a)(c)	120,000	120,010
FRESB Mortgage Trust
2.13%, 11/25/2039 (a)	1,998,723	2,086,918
2.21%, 12/25/2029 (a)	1,998,401	2,118,841
2.25%, 12/25/2039 (a)	999,000	1,058,950
2.42%, 09/25/2029 (a)	2,095,879	1,956,884
FRESB Multifamily Mortgage Pass-Through Trust
2.61%, 09/25/2022 (a)	568,315	590,329

The Community Development Fund	March 31, 2020
(Unaudited)
SCHEDULE OF INVESTMENTS

Description	Face Amount	Market Value

2.94%, 09/25/2027 (a)	$871,508	$904,511
2.96%, 10/25/2027 (a)	868,224	894,049
3.19%, 12/25/2025 (a)	993,577	1,030,934
3.36%, VAR LIBOR USD 1 Month+3.420% 09/25/2038	1,075,330	1,106,554
3.88%, VAR ICE LIBOR USD 1 Month+3.880% 08/25/2038	1,976,067	2,131,334
GNMA
2.60%, 08/16/2058	947,874	963,374
2.60%, 09/16/2058	1,083,404	1,100,318

TOTAL MORTGAGE-BACKED SECURITIES
(COST $23,500,231)		24,576,314

MUNICIPAL BONDS - 4.5%
Massachusetts - 2.2%
Massachusetts State, Housing Finance Agency, RB
2.35%, 06/01/2020	1,000,000	1,000,280
2.60%, 12/01/2039 (d)	120,000	120,080
2.80%, 06/01/2020	305,000	305,540
		1,425,900

New York - 2.3%
New York City, Housing Development Authority, RB
2.20%, 05/01/2020	750,000	750,338
2.35%, 11/01/2020	175,000	175,658
3.02%, 11/01/2022	525,000	540,115
		1,466,111

TOTAL MUNICIPAL BONDS
(COST $2,875,000)		2,892,011

	Shares
SHORT-TERM INVESTMENT - 4.4%
Money Market Fund - 4.4%
Fidelity Institutional Government Portfolio, Cl I, 0.30% (e)	2,884,207	2,884,207

TOTAL SHORT-TERM INVESTMENT
(COST $2,884,207)		2,884,207

TOTAL INVESTMENTS (COST $63,963,347) - 103.2%		66,727,112
OTHER ASSETS AND LIABILITIES - (3.2)%		(2,081,785)
NET ASSETS - 100.0%		$64,645,327

A list of the open futures contracts held by the Fund at March 31, 2020, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

U.S. 10-Year Treasury Notes	(21)	Jun-20	$(2,792,789)	$(2,912,438)	$(119,649)
U.S. 5-Year Treasury Notes	35	Jul-20	4,259,145	4,387,578	128,433
U.S. Long Treasury Bond	(14)	Jun-20	(2,332,498)	(2,506,875)	(174,377)
Ultra 10-Year U.S. Treasury Notes	(30)	Jun-20	(4,433,370)	(4,680,937)	(247,567)
			$(5,299,512)	$(5,712,672)	$(413,160)

The Community Development Fund	March 31, 2020
(Unaudited)
SCHEDULE OF INVESTMENTS

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)
Interest only security ("IO"). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(c)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at March 31, 2020 was $120,010 and represents 0.2% of Net Assets.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(e)	Rate shown is the 7-day effective yield as of March 31, 2020.

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF — Freddie Mac Multifamily
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
RB — Revenue Bond
TBA — To Be Announced
USD — United States Dollar
VAR — Variable Rate

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at March 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$36,374,580	$—	$36,374,580
Mortgage-Backed Securities	—	24,576,314	—	24,576,314
Municipal Bonds	—	2,892,011	—	2,892,011
Short-Term Investment	2,884,207	—	—	2,884,207
Total Investments in Securities	$2,884,207	$63,842,905	$—	$66,727,112

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts†
Unrealized Appreciation	$128,433	$—	$—	$128,433
Unrealized Depreciation	(541,593)	—	—	(541,593)
Total Other Financial Instruments	$(413,160)	$—	$—	$(413,160)

† Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended March 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.